Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-3

Collection Period	03/01/15-03/31/15
Determination Date	4/9/2015
Distribution Date	4/15/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$331,073,621.14
2.	Collections allocable to Principal				$16,451,831.08
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$678,503.53

5.	Pool Balance on the close of the last day of the related Collection Period				$313,943,286.53
	(Ln1 – Ln2 – Ln3 – Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				29,846
7.	Initial Pool Balance				$1,000,000,022.05

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$160,073,621.03		$142,943,286.42
	d.	Class A-4 Note Balance	$111,500,000.00		$111,500,000.00
	e.	Class B Note Balance	$21,000,000.00		$21,000,000.00
	f.	Class C Note Balance	$19,500,000.00		$19,500,000.00
	g.	Class D Note Balance	$14,000,000.00		$14,000,000.00

	h.	Note Balance (sum a – g)	$326,073,621.03		$308,943,286.42
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.4666869		0.4167443
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.3260736		0.3089433
10.	Overcollateralization Target Amount				$5,000,000.11
11.	Current overcollateralization amount (Pool Balance – Note Balance)				$5,000,000.11
12.	Weighted Average Coupon			%	8.58%
13.	Weighted Average Original Term			months	67.35
14.	Weighted Average Remaining Term			months	34.76

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$2,389,481.28
	b.	Liquidation Proceeds allocable to Finance Charge			$2,079.46
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a – c)			$2,391,560.74
16.	Principal:
	a.	Collections allocable to Principal			$16,451,831.08
	b.	Liquidation Proceeds allocable to Principal			$410,826.95
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a – c)			$16,862,658.03

17.	Total Finance Charge and Principal Collections (15d + 16d)		$19,254,218.77
18.	Interest Income from Collection Account		$1,314.62
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17 + 18 + 19)		$19,255,533.39

Available Funds

21.	Available Collections		$19,255,533.39
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$19,255,533.39

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$275,894.68
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$275,894.68

	d.	Shortfall Amount (a + b – c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c – d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a – c)	$0.00
	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e – g)	$0.00
	i.	Class A-3 Monthly Interest	$69,365.24
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i – k)	$69,365.24
	m.	Class A-4 Monthly Interest	$73,404.17
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m – o)	$73,404.17
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$19,250.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a – c)	$19,250.00
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$24,375.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a – c)	$24,375.00
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$26,716.67
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a – c)	$26,716.67
34.	Quaternary Principal Distributable Amount		$12,130,334.50
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$12,621,840.26
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$5,000,000.11
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,391,560.74
	b.	Total Daily Deposits of Principal Collections	$16,862,658.03
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,314.62

	e.	Total Deposits to Collection Account (sum a – d)	$19,255,533.39
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$275,894.68
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,343,445.69
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,633,693.02

	f.	Total Withdrawals from Collection Account (sum a – e)	$19,255,533.39

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$69,365.24
	d.	Class A-4 Interest Distribution	$73,404.17
	e.	Class B Interest Distribution	$19,250.00
	f.	Class C Interest Distribution	$24,375.00
	g.	Class D Interest Distribution	$26,716.67
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$17,130,334.61
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a – n)	$17,343,445.69
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$17,199,699.85
	d.	Class A-4 Distribution	$73,404.17
	e.	Class B Distribution	$19,250.00
	f.	Class C Distribution	$24,375.00
	g.	Class D Distribution	$26,716.67

	h.	Total Withdrawals from Note Payment Account (sum a – g)	$17,343,445.69

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,633,693.02
	b.	Reserve Account surplus (Ln 55)	$214.82

	c.	Total Deposits to Certificate Payment Account (sum a – b)	$1,633,907.84
46.	Withdrawals
	a.	Certificateholder Distribution	$1,633,907.84

	b.	Total Withdrawals from Certificate Payment Account	$1,633,907.84

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.06	$2,500,000.06
	b.	Note Balance	$308,943,286.42
48.	Required Reserve Account Amount		$2,500,000.06

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.06
50.	Investment Earnings		$214.82
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 – Ln 51)		$2,500,214.88
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$214.82

56.	Ending Balance (Ln52 + Ln53 – Ln54 – Ln55)		$2,500,000.06
57.	Reserve Account Deficiency (Ln48 – Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$275,894.68
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$17,343,445.69
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,633,693.02
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$214.82
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$17,199,699.85
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$73,404.17
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$19,250.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$24,375.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$26,716.67
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,633,907.84

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$265,597.12
74.	Cumulative Net Losses			$16,693,398.62
75.	Cumulative Net Loss Percentage			1.6693%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	720	$9,428,227.91
	b.	61 to 90 days past due	208	$2,867,281.60
	c.	91 or more days past due	66	$797,334.12

	d.	Total Past Due (sum a – c)	994	13,092,843.63

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,172,071,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2015.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer